10-K Employee Benefit Plans - Nonqualified benefit Plans, narrative (Details) - Nonqualified Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Plan participant age	65 years
Benefit period	15 years
Defined contribution plan, contribution cost	$ 1,200	$ 900,000	$ 300,000